Reconciliation for Assets Measured and Recorded at Fair Value on Recurring Basis, Using Significant Unobservable Inputs (Level 3) (Detail) (Fair Value, Inputs, Level 3)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2010	$ 3,942	24,814
Settlements	(3,942)	(24,814)
Change in unrealized gain (loss) included in other comprehensive income	0	0
Balance at December 31, 2011	$ 0	0